DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 88	$ 98	$ 175	$ 197
Direct hospitality expense	120	106	193	396
Hospitality
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	26	44	46	126
Cost of food, beverage, and retail goods sold	38	11	45	80
Maintenance and utilities	20	20	38	57
Marketing and advertising	6	3	12	23
Other	30	28	52	110
Direct hospitality expense	$ 120	$ 106	$ 193	$ 396